Condensed unaudited quarterly financial information	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Condensed unaudited quarterly financial information
Condensed unaudited quarterly financial data

	Quarters Ended
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Underwriting income
Gross premiums written	$336,647	$358,974	$655,674	$1,011,991
Reinsurance premiums ceded	(33,623)	(30,137)	(50,565)	(194,908)
Net premiums written	303,024	328,837	605,109	817,083
Change in unearned premiums	255,724	165,859	(139,106)	(334,126)
Net premiums earned	558,748	494,696	466,003	482,957
Underwriting deductions
Losses and loss expenses	226,508	224,125	158,745	162,671
Policy acquisition costs	89,550	86,404	78,953	85,649
General and administrative expenses	98,186	83,319	73,842	74,445
Share compensation expenses	8,821	8,764	8,341	7,147
Total underwriting deductions	423,065	402,612	319,881	329,912
Underwriting income	$135,683	$92,084	$146,122	$153,045
Net investment income	30,167	25,261	21,286	23,362
Other insurance related income	5,524	3,610	4,811	8,037
Finance expenses	(16,474)	(15,354)	(16,126)	(15,900)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors	$154,900	$105,601	$156,093	$168,544
Tax benefit (expense)	243	953	(1,391)	40
Income from operating affiliates	4,143	3,761	4,892	4,927
(Income) attributable to operating affiliate investors	(26,566)	(25,807)	(25,316)	(31,710)
Net operating income	$132,720	$84,508	$134,278	$141,801
Net realized gains on investments	6,902	4,595	7,858	3,740
Net unrealized (losses) gains on investments	(74,119)	(84,974)	45,427	55,693
Income from investment affiliate	530	1,754	779	5,348
Foreign exchange gains (losses)	4,131	(11,441)	3,158	(6,478)
Other (loss) income	(770)	(7,690)	424	5,793
Transaction expenses	(4,695)	(149)	(3,252)	—
Net income (loss)	$64,699	$(13,397)	$188,672	$205,897
Net loss (income) attributable to noncontrolling interest	61,209	53,069	(35,305)	(43,509)
Net income available to Validus	$125,908	$39,672	$153,367	$162,388
Earnings per share
Weighted average number of common shares and common share equivalents outstanding
Basic	86,421,127	90,593,329	90,952,523	93,451,999
Diluted	90,948,156	91,939,610	95,276,836	97,799,519
Basic earnings per share available to common shareholders	$1.44	$0.42	$1.67	$1.72
Earnings per diluted share available to common shareholders	$1.38	$0.41	$1.61	$1.66
Selected ratios:
Losses and loss expenses	40.5%	45.3%	34.1%	33.7%
Expense ratio	35.2%	36.1%	34.5%	34.6%
Combined ratio	75.7%	81.4%	68.6%	68.3%

	Quarters Ended
	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Underwriting income
Gross premiums written	$237,273	$356,760	$702,313	$1,104,760
Reinsurance premiums ceded	(24,558)	(39,415)	(121,396)	(187,216)
Net premiums written	212,715	317,345	580,917	917,544
Change in unearned premiums	279,523	213,943	(33,459)	(386,483)
Net premiums earned	492,238	531,288	547,458	531,061
Underwriting deductions
Losses and loss expenses	206,152	177,965	265,044	144,771
Policy acquisition costs	84,647	94,900	87,152	93,611
General and administrative expenses	82,930	81,089	70,967	80,279
Share compensation expenses	8,147	10,527	6,638	2,318
Total underwriting deductions	381,876	364,481	429,801	320,979
Underwriting income	$110,362	$166,807	$117,657	$210,082
Net investment income	24,204	20,009	26,210	25,649
Other insurance related income	7,743	943	5,512	4,922
Finance expenses	(16,925)	(15,317)	(17,566)	(14,369)
Operating income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors	$125,384	$172,442	$131,813	$226,284
Tax (expense) benefit	(603)	(5)	(93)	318
Income from operating affiliates	5,510	1,463	3,793	3,523
(Income) attributable to operating affiliate investors (a)	(26,607)	(11,815)	(20,264)	(10,077)
Net operating income	$103,684	$162,085	$115,249	$220,048
Net realized gains (losses) on investments	4,448	(6,320)	3,409	1,721
Net unrealized gains (losses) on investments	20,137	69,967	(141,348)	(7,237)
Income from investment affiliate	516	1,044	1,753	1,477
Foreign exchange (losses) gains	(2,230)	6,036	(8,223)	6,922
Other loss	(3,697)	(3,749)	(1,094)	(2,237)
Net income (loss)	$122,858	$229,063	$(30,254)	$220,694
Net (income) loss (available) attributable to noncontrolling interest	(27,526)	(45,694)	60,976	2,549
Net income available to Validus	$95,332	$183,369	$30,722	$223,243
Earnings per share
Weighted average number of common shares and common share equivalents outstanding
Basic	98,454,907	99,834,563	103,133,188	107,386,438
Diluted	102,928,482	103,613,766	104,734,643	110,052,999
Basic earnings per share available to common shareholders	$0.95	$1.82	$0.28	$1.94
Earnings per diluted share available to common shareholders	$0.93	$1.77	$0.28	$1.90
Selected Ratios:
Losses and loss expenses	41.9%	33.5%	48.4%	27.3%
Expense ratio	35.7%	35.1%	30.1%	33.2%
Combined ratio	77.6%	68.6%	78.5%	60.5%

(a)	This amount had been shown within finance expenses for each of the three months ended March 31, June 30 and September 30, 2013.

	Quarters Ended
	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Underwriting income
Gross premiums written	$311,847	$390,215	$627,089	$837,289
Reinsurance premiums ceded	(35,659)	(45,743)	(119,052)	(107,052)
Net premiums written	276,188	344,472	508,037	730,237
Change in unearned premiums	223,098	130,632	(60,410)	(279,038)
Net premiums earned	499,286	475,104	447,627	451,199
Underwriting deductions
Losses and loss expenses	458,310	155,455	153,692	231,989
Policy acquisition costs	81,814	98,623	76,129	78,132
General and administrative expenses	65,095	70,547	61,635	66,375
Share compensation expenses	7,126	7,345	6,800	5,438
Total underwriting deductions	612,345	331,970	298,256	381,934
Underwriting (loss) income	$(113,059)	$143,134	$149,371	$69,265
Net investment income	28,802	25,489	25,885	27,760
Other insurance related income	144	7,324	6,606	8,237
Finance expenses	(14,510)	(9,362)	(13,706)	(16,279)
Operating (loss) income before taxes and (loss) income from operating affiliates	$(98,623)	$166,585	$168,156	$88,983
Tax expense	(615)	(1,343)	(404)	(139)
(Loss) income from operating affiliates	$(614)	$6,235	$3,592	$3,367
Net operating (loss) income	$(99,852)	$171,477	$171,344	$92,211
Gain on bargain purchase, net of expenses (a)	21,485	(3,784)	—	—
Net realized (losses) gains on investments	(4,516)	9,063	6,154	7,532
Net unrealized (losses) gains on investments	(35,857)	86,345	(53,574)	20,671
Loss from investment affiliate	(406)	(160)	(398)	—
Foreign exchange gains (losses)	1,181	1,103	(652)	3,166
Other income (loss)	43	—	(612)	654
Net (loss) income	$(117,922)	$264,044	$122,262	$124,234
Net loss (income) attributable (available) to noncontrolling interest	27,206	(56,746)	45,360	—
Net (loss) income (attributable) available to Validus	$(90,716)	$207,298	$167,622	$124,234
Earnings per share
Weighted average number of common shares and common share equivalents outstanding
Basic	97,688,338	93,368,775	98,254,186	99,425,140
Diluted	97,688,338	98,236,490	103,667,967	105,096,090
Basic (loss) earnings per share (attributable) available to common shareholders	$(0.94)	$2.20	$1.69	$1.23
(Loss) earnings per diluted share (attributable) available to common shareholders	$(0.94)	$2.11	$1.62	$1.18
Selected Ratios:
Losses and loss expenses	91.8%	32.7%	34.3%	51.4%
Expense ratio	30.9%	37.2%	32.3%	33.2%
Combined ratio	122.7%	69.9%	66.6%	84.6%

(a)
The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.